Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		34 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
Revenue	$ 142	$ 704	$ 1,583	$ 1,755	$ 6,788
Cost of goods sold	19	335	608	1,020	3,792
Gross profit	123	369	975	735	2,996
Accounting and professional expense	83,679	9,337	109,672	38,391	329,349
Interest expense	1,826		1,826		1,826
Compensation expense	9,454	9,837	12,783	29,543	46,554
Other general and administrative	462	60	2,123	330	3,880
Advertising	20	50	170	521	778
Amortization	250	250	750	750	2,750
Total selling, general and administrative	95,691	19,534	127,324	69,535	385,137
Net (loss)	$ (95,568)	$ (19,165)	$ (126,349)	$ (68,800)	$ (382,141)
Basic and diluted (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding basic and diluted	28,129,500	23,777,000	25,227,833	23,777,000